UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027
           -----------------------------------------------------

Form 13F File Number: 28-28-07004
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motte                      Houston, TX                  08/13/2008
-----------------------                  -----------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   0
                                         -------------
Form 13F Information Table Entry Total:             76
                                         -------------
Form 13F Information Table Value Total:   $221,209,716
                                         -------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Company                     Com              88579Y101  6243962   89725          Sole             Sole      0    0
AES Corp.                      Com              00130h105  1966642  102376          Sole             Sole      0    0
Altera Corp                    Com              021441100  2406996  116280          Sole             Sole      0    0
Am. Intern'l Group             Com              026874107  1048742   39635          Sole             Sole      0    0
American Express Co.           Com              025816109  6053079  160687          Sole             Sole      0    0
Anheuser-Busch                 Com              035229103  1938144   31200          Sole             Sole      0    0
Applied Biosystems             Com              038149100  3443083  102840          Sole             Sole      0    0
Applied Materials              Com              038222105  2084150  109175          Sole             Sole      0    0
Arch Coal Inc                  Com              039380100  3169642   42245          Sole             Sole      0    0
BB&T Corporation               Com              054937107  1556329   68350          Sole             Sole      0    0
Berkshire Hathaway Cl B        Com              084670207  8252684    2057          Sole             Sole      0    0
Bruker Corp                    Com              116794108  1336579  104014          Sole             Sole      0    0
Calamos Asset Management       Com              12811r104  2658757  156122          Sole             Sole      0    0
Calpine Corp                   Com              131347304  1783029   79035          Sole             Sole      0    0
Carbo Ceramics                 Com              140781105  1239937   21250          Sole             Sole      0    0
Cisco Systems                  Com              17275R102  6778661  291430          Sole             Sole      0    0
Citigroup Inc.                 Com              172967101   546962   32635          Sole             Sole      0    0
Clorox Co                      Com              189054109   217152    4160          Sole             Sole      0    0
Coca-Cola                      Com              191216100  1930277   37135          Sole             Sole      0    0
Covidien LTD                   Com              g2552x108   300413    6273          Sole             Sole      0    0
CVS Caremark Corp              Com              126650100  1873045   47335          Sole             Sole      0    0
Dell Computer                  Com              24702r101   282252   12900          Sole             Sole      0    0
Diageo PLC                     Com              25243q205  6567412   88905          Sole             Sole      0    0
EOG Resources Inc.             Com              26875p101  1487152   11335          Sole             Sole      0    0
Exxon Mobil Corp.              Com              30231g102 14303322  162298          Sole             Sole      0    0
Franklin Electric              Com              353514102  3370641   86917          Sole             Sole      0    0
Franklin Resources Inc.        Com              354613101  1248731   13625          Sole             Sole      0    0
General Dynamics               Com              369550108   235760    2800          Sole             Sole      0    0
General Electric               Com              369604103  5622221  210649          Sole             Sole      0    0
GlaxoSmithKline plc            Com              37733w105   192578    4355          Sole             Sole      0    0
Goldman Sachs Group            Com              38141g104  1068639    6110          Sole             Sole      0    0
Google Inc. Cl A               Com              38259p508   646970    1229          Sole             Sole      0    0
Greenlight Capital Re Ltd      Com              G4095J109   790704   34589          Sole             Sole      0    0
Halliburton Co.                Com              406216101  8489077  159960          Sole             Sole      0    0
Hershey Foods Corp.            Com              427866108   702311   21425          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      Com              464330109  1343781   98590          Sole             Sole      0    0
Itron Inc                      Com              465741106   353076    3590          Sole             Sole      0    0
JDS Uniphase                   Com              46612j507  2171657  191167          Sole             Sole      0    0
Johnson & Johnson              Com              478160104  6901365  107264          Sole             Sole      0    0
Joy Global Inc.                Com              481165108  4594918   60595          Sole             Sole      0    0
Key Energy Services            Com              492914106  5873870  302465          Sole             Sole      0    0
L-1 Identity Solutions Inc.    Com              50212A106   163036   12240          Sole             Sole      0    0
Linear Technology Corp.        Com              535678106   387583   11900          Sole             Sole      0    0
Mattel Inc.                    Com              577081102  4134736  241515          Sole             Sole      0    0
Medtronic Inc.                 Com              585055106  4637886   89621          Sole             Sole      0    0
Metabolix Inc.                 Com              591018809   510580   52100          Sole             Sole      0    0
Microsoft Corp                 Com              594918104  7230728  262840          Sole             Sole      0    0
Monsanto Co.                   Com              61166w101   189660    1500          Sole             Sole      0    0
Morgan Stanley                 Com              617446448   629060   17440          Sole             Sole      0    0
Nabors Industries Inc.         Com              G6359f103  2572267   52250          Sole             Sole      0    0
Nokia Corp Spon ADR            Com              654902204  1818022   74205          Sole             Sole      0    0
Novartis AG ADR                Com              66987v109  6827712  124050          Sole             Sole      0    0
Pepsico, Inc.                  Com              713448108  6882091  108226          Sole             Sole      0    0
Procter & Gamble               Com              742718109  7458954  122660          Sole             Sole      0    0
Qualcomm Inc.                  Com              747525103  4091135   92205          Sole             Sole      0    0
Royal Dutch Shell PLC Cl-A ADR Com              780259206  1362514   16675          Sole             Sole      0    0
Schlumberger Ltd               Com              806857108  1218256   11340          Sole             Sole      0    0
Sempra Energy                  Com              816851109  5517987   97750          Sole             Sole      0    0
St Jude Medical Inc.           Com              790849103  1765811   43195          Sole             Sole      0    0
Stryker Corp.                  Com              863667101  2852551   45365          Sole             Sole      0    0
Symantec Corp.                 Com              871503108  1014907   52450          Sole             Sole      0    0
Sysco Corp.                    Com              871829107  2763104  100440          Sole             Sole      0    0
Temple-Inland Inc.             Com              879868107   225400   20000          Sole             Sole      0    0
Tidewater Inc.                 Com              886423102   591773    9100          Sole             Sole      0    0
Tractor Supply Co              Com              892356106  1286181   44290          Sole             Sole      0    0
Transocean Inc New             Com              G90073100   347906    2283          Sole             Sole      0    0
Tyco Electronics Ltd.          Com              g9144p105  5617113  156815          Sole             Sole      0    0
U.S.Bancorp                    Com              902973304   370937   13300          Sole             Sole      0    0
UnitedHealth Group             Com              91324p102  1013512   38610          Sole             Sole      0    0
Vodafone Group PLC ADR         Com              92857w209  3931348  133447          Sole             Sole      0    0
Wal-Mart                       Com              931142103  7653878  136190          Sole             Sole      0    0
Waters Corp                    Com              941848103   352492    5465          Sole             Sole      0    0
WellPoint Inc.                 Com              94973v107  3750127   78685          Sole             Sole      0    0
Wells Fargo & Co               Com              949746101  4778262  201190          Sole             Sole      0    0
Wesco Financial Corp           Com              950817106   669646    1753          Sole             Sole      0    0
Xilinx Inc.                    Com              983919101  3517830  139320          Sole             Sole      0    0